CD&R FUNDS (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Jul. 25, 2016	Jul. 18, 2016	Jan. 15, 2014	Jan. 06, 2014	Oct. 29, 2017	Oct. 30, 2016	Nov. 02, 2014
Schedule Of Cumulative Convertible Preferred Stock [Line Items]
Stock issued during period, value, new issues						$ 0.7
Common stock repurchased (in shares)					2,800,000	1,600,000
Underwriter
Schedule Of Cumulative Convertible Preferred Stock [Line Items]
Stock issued during period, shares, new issues	10,350,000.00		9,775,000.000
Stock issued during period, value, new issues	$ 160.1		$ 167.6
CD and R Fund
Schedule Of Cumulative Convertible Preferred Stock [Line Items]
Stock issued during period, shares, new issues	9,000,000.0		8,500,000.0
Common stock, par value, new issues (in usd per share)	$ 16.15		$ 18.00
Additional number of shares issued	1,350,000.00		1,275,000.000
Stock repurchased during period, shares				1,150,000.00
Stock repurchased during period, value							$ 19.7
Common stock repurchased (in shares)		2,900,000
Equity method investment, ownership percentage					43.80%	42.30%
Management | CD and R Fund
Schedule Of Cumulative Convertible Preferred Stock [Line Items]
Stock issued during period, shares, new issues			0